COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2019 USD ($)
COMMITMENTS AND CONTINGENCIES
2020	$ 2,631
2021	1,605
2022	1,414
2023	927
2024 and onwards	383
Total minimum lease payments	$ 6,960